Vessels, Net (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Balance	$ 1,250,043
Additions	177,948
Disposals (including vessels held for sale)	(44,386)
Balance	1,383,605	$ 1,250,043
Cost
Property, Plant and Equipment [Line Items]
Balance	1,505,013	1,505,013	$ 1,590,332
Additions	234,000
Disposals (including vessels held for sale)	(51,739)		(85,319)
Balance	1,687,274	1,505,013	1,505,013
Accumulated Depreciation
Property, Plant and Equipment [Line Items]
Balance	(254,970)	(198,090)	(148,697)
Additions	(56,052)	(56,880)	(57,617)
Disposals	7,353		8,224
Balance	(303,669)	(254,970)	(198,090)
Net Book Value
Property, Plant and Equipment [Line Items]
Balance	1,250,043	1,306,923	1,441,635
Additions	177,948
Additions		(56,880)	(57,617)
Disposals (including vessels held for sale)	(44,386)		(77,095)
Balance	$ 1,383,605	$ 1,250,043	$ 1,306,923